Cash and equivalents, marketable securities and short-term investments - Unrealized gains and losses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash and equivalents, marketable securities and short-term investments
Cost basis	$ 6,188	$ 6,752
Gross unrealized gains	12	18
Gross unrealized losses	(2)	(2)
Fair value	6,198	6,768
Cash and equivalents	4,565	5,443
Marketable securities and short-term investments	1,633	1,325
Cost basis	99
Fair value	110
Securities for Reverse Repurchase Agreements	224	219
Gross realized gains (reclassified from accumulated other comprehensive loss to income) on available-for-sale securities	1	2	$ 10
Gross realized losses (reclassified from accumulated other comprehensive loss to income) on available-for-sale securities	2	23
Sales of held-to-maturity securities	0	0	$ 0
Securities held-to-maturity
Cash and equivalents, marketable securities and short-term investments
Cost basis	99	95
Gross unrealized gains	11	14
Fair value	110	109
Cash
Cash and equivalents, marketable securities and short-term investments
Cost basis	1,837	2,218
Fair value	1,837	2,218
Cash and equivalents	1,837	2,218
Time deposits
Cash and equivalents, marketable securities and short-term investments
Cost basis	2,821	3,340
Fair value	2,821	3,340
Cash and equivalents	2,717	3,140
Marketable securities and short-term investments	104	200
Other short-term investments
Cash and equivalents, marketable securities and short-term investments
Cost basis	231	225
Fair value	231	225
Marketable securities and short-term investments	231	225
Debt securities - U.S. government obligations | Available-for-sale securities
Cash and equivalents, marketable securities and short-term investments
Cost basis	120	135
Gross unrealized gains	2	2
Gross unrealized losses	(1)	(1)
Fair value	121	136
Marketable securities and short-term investments	121	136
Debt securities - Other government obligations | Available-for-sale securities
Cash and equivalents, marketable securities and short-term investments
Cost basis	2	2
Fair value	2	2
Marketable securities and short-term investments	2	2
Debt securities - Corporate | Available-for-sale securities
Cash and equivalents, marketable securities and short-term investments
Cost basis	519	734
Gross unrealized gains	1	4
Gross unrealized losses	(1)	(1)
Fair value	519	737
Cash and equivalents	11	85
Marketable securities and short-term investments	508	652
Equity securities | Available-for-sale securities
Cash and equivalents, marketable securities and short-term investments
Cost basis	658	98
Gross unrealized gains	9	12
Fair value	667	110
Marketable securities and short-term investments	$ 667	$ 110